Schedule of Investments (unaudited)	iShares® Neuroscience and Healthcare ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 59.2%
ACADIA Pharmaceuticals Inc.(a)	11,765	$188,593
Alector Inc.(a)	8,228	75,698
Alkermes PLC(a)	8,072	183,234
Anavex Life Sciences Corp.(a)	10,276	125,059
Annexon Inc.(a)	4,884	23,346
Biogen Inc.(a)	1,008	285,707
Bioxcel Therapeutics Inc.(a)	2,584	32,533
Catalyst Pharmaceuticals Inc.(a)	12,839	178,077
Cerevel Therapeutics Holdings Inc.(a)	6,696	187,220
Design Therapeutics Inc.(a)	4,228	66,041
Dyne Therapeutics Inc.(a)	3,752	42,773
Idorsia Ltd.(a)	13,464	208,451
Karuna Therapeutics Inc.(a)	776	170,208
Neurocrine Biosciences Inc.(a)	1,910	219,879
Prothena Corp. PLC(a)	5,975	367,104
PTC Therapeutics Inc.(a)	3,812	144,170
Sarepta Therapeutics Inc.(a)	1,808	206,148
Vanda Pharmaceuticals Inc.(a)	7,364	77,101
Voyager Therapeutics Inc.(a)	3,712	19,228
Xenon Pharmaceuticals Inc.(a)	5,044	184,459
		2,985,029
Health Care Equipment & Supplies — 15.2%
Axogen Inc.(a)	5,460	62,353
Axonics Inc.(a)	2,800	204,792
ClearPoint Neuro Inc.(a)	2,868	28,709
Integra LifeSciences Holdings Corp.(a)	4,157	208,889
MicroPort NeuroTech Ltd., NVS(a)	14,000	44,674
Nevro Corp.(a)	4,412	169,156
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Peijia Medical Ltd.(a)(b)	60,000	$49,705
		768,278
Life Sciences Tools & Services — 0.7%
Cellivery Therapeutics Inc.(a)	3,824	33,305

Pharmaceuticals — 24.8%
Amylyx Pharmaceuticals Inc.(a)	4,144	147,817
Athira Pharma Inc.(a)	4,876	16,140
Cassava Sciences Inc.(a)	5,091	185,516
Edgewise Therapeutics Inc.(a)	3,796	36,100
Harmony Biosciences Holdings Inc.(a)	4,220	219,440
Intra-Cellular Therapies Inc.(a)	3,832	175,007
KemPharm Inc.(a)	4,252	23,811
Marinus Pharmaceuticals Inc.(a)	4,404	25,323
SK Biopharmaceuticals Co. Ltd.(a)	3,804	154,872
Supernus Pharmaceuticals Inc.(a)	5,722	196,093
WaVe Life Sciences Ltd.(a)	9,104	43,608
Xeris Biopharma Holdings Inc.(a)	17,452	27,923
		1,251,650
Total Investments — 99.9%
(Cost: $4,929,739)		5,038,262

Other Assets Less Liabilities — 0.1%		3,476

Net Assets — 100.0%		$5,041,738

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/23/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlyitng Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$151	$—

(a)	Commencement of operations.

(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Neuroscience and Healthcare ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,547,255	$491,007	$—	$5,038,262

Portfolio Abbreviation

NVS	Non-Voting Shares

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